Non-cash items (Tables)	9 Months Ended
May 31, 2026
Non-cash Items
Schedule of non cash items

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Depreciation	$1,909	$834	$5,050	$2,349
Change in fair value of derivative financial instruments (Note 12)	-	197	30,521	(1,461)
Share-based compensation expense (Note 15)	722	514	1,802	2,027
Accretion of provision for reclamation	34	35	105	106
Deferred income tax expense (Note 8)	(152)	924	2,292	2,632
Accretion of lease liabilities (Note 10)	83	98	265	256
Deferred revenue (Note 9)	(4)	(670)	(3,499)	398
Accretion of deferred revenue (Note 9)	4	34	91	230
Foreign exchange (gain)/losses	(144)	23	(557)	95
Financing costs expensed (Note 5)	-	-	-	953
VAT impaired	-	-	-	20
Other	(108)	-	-	20
Total non-cash items	$2,344	$1,989	$36,070	$7,605